Summary of Significant Accounting Policies (Details) - Schedule of Unaudited Condensed Consolidated Financial Statements	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Unaudited Condensed Consolidated Financial Statements [Abstract]
Year-end spot rate	7.296	7.1135
Average rate	7.0553	6.5532	6.5072